UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number: 811-21622

               Thrivent Financial Securities Lending Trust
            (Exact name of registrant as specified in charter)

                        625 Fourth Avenue South
                      Minneapolis, Minnesota 55415
            (Address of principal executive offices) (Zip code)

                     James E. Nelson, Secretary
                        625 Fourth Avenue South
                     Minneapolis, Minnesota 55415
               (Name and address of agent for service)

      Registrant's telephone number, including area code: (612) 340-7215
                  Date of fiscal year end: October 31
               Date of reporting period: October 31, 2004



Item 1. Report to Stockholders
------------------------------
ANNUAL REPORT

OCTOBER 31, 2004

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with remaining maturity of one year or less.

Since the Trust's commencement of operations on Sept. 16, 2004, the Federal Open Market Committee has continued its tightening pattern of raising the federal funds rate. In anticipation of these moves, we maintained a weighted-average maturity of approximately 35 days, allowing us to react quickly and capture incremental yield when possible. With additional incremental Fed hikes likely to occur in the coming months, we believe this will benefit the kinds of money market instruments held by the Trust. Given this near-term environment, we'll continue to manage for liquidity and conservative yield improvement.


[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              100%


THRIVENT FINANCIAL SECURITIES LENDING TRUST FUND
AS OF OCTOBER 31, 2004*

7-Day Yield                   1.82%
7-Day Effective Yield         1.83%

AVERAGE ANNUAL TOTAL RETURNS**
For the Period from September 16, 2004
(commencement of operation) to October 31, 2004

Without sales charge          1.81%
With sales charge             1.81%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should be considered an indication of future results.

** Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Shareholder Expense Example
(Unaudited)

As a shareholder of the Trust, you incur ongoing cost, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 16, 2004 (inception) through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   Beginning      Ending                Expenses
                     Account     Account             Paid During   Annualized
                       Value       Value                  Period*     Expense
                   9/16/2004  10/31/2004  9/16/2004 - 10/31/2004        Ratio

Thrivent Financial Securities Lending Trust

Actual               $ 1,000     $ 1,002                  $ 0.06         0.05%
Hypothetical **      $ 1,000     $ 1,006                  $ 0.06         0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 45/365 to reflect the number of days in the period.

** Assuming 5% total return before expenses

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO OMITTED]

PricewaterhouseCoopers LLP
Suite 1500
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600

To the Shareholders and Trustees of Thrivent Financial Securities Lending
Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Financial Securities Lending Trust (the "Trust") at October 31, 2004 and the results of its operations, changes in its net assets and the financial highlights for the period September 16, 2004 (commencement of operations) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


/S/ PricewaterhouseCoopers LLP


December 16, 2004

SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2004

Thrivent Financial Securities Lending Trust (a)

<CAPTON>

------------------------------------------------------------------------------------------------------------
     Principal                                                     Interest       Maturity           Market
        Amount  Short-Term Investments (100.0%)                    Rate (b)           Date            Value
------------------------------------------------------------------------------------------------------------
    $15,000,000 Acts Retirement - Life Communities, Inc.               1.85%      12/1/2004      $14,976,875
     50,000,000 AIG Funding, Inc.                                      1.77%      11/8/2004       49,982,792
     21,000,000 Alcon Capital Corporation                              1.87%      12/2/2004       20,966,184
     15,000,000 American Family Financial Services, Inc.               2.08%       3/4/2005       14,893,400
     40,000,000 American General Finance Corporation                   1.77%      11/5/2004       39,992,133
     30,000,000 American General Finance Corporation                   1.78%      11/8/2004       29,989,617
     23,000,000 Amsterdam Funding Corporation                          1.84%     11/23/2004       22,974,138
     25,000,000 Amsterdam Funding Corporation                          1.87%     11/24/2004       24,970,132
     25,000,000 Amsterdam Funding Corporation                          1.87%      12/6/2004       24,954,549
     20,000,000 Aquinas Funding, LLC                                   2.00%      1/12/2005       19,920,000
     10,000,000 Bank One NA (c)                                        1.93%     11/15/2004       10,019,372
     20,000,000 Barclays U.S. Funding, LLC                             1.93%     12/22/2004       19,945,458
     10,561,000 Barton Capital Corporation                             1.78%      11/4/2004       10,559,433
     25,000,000 Barton Capital Corporation                             1.79%      11/9/2004       24,990,056
     25,000,000 Barton Capital Corporation                             1.80%     11/15/2004       24,982,500
     50,343,000 Barton Capital Corporation                             1.79%     11/16/2004       50,305,557
     15,700,000 Baystate Health Systems                                1.85%     12/16/2004       15,663,694
      4,750,000 Blue Spice, LLC                                        1.79%     11/10/2004        4,747,874
      7,000,000 Ciesco, LLC                                            1.90%     11/29/2004        6,989,656
     30,000,000 Ciesco, LLC                                            1.91%      12/6/2004       29,944,292
     30,000,000 Citicorp                                               1.76%      11/2/2004       29,998,533
     35,000,000 Citicorp                                               1.92%      12/9/2004       34,929,489
     25,000,000 Citigroup, Inc. (c)                                    1.83%      12/1/2004       25,013,315
     29,434,000 Corporate Asset Finance Company, LLC                   1.77%     11/10/2004       29,420,975
     25,000,000 Corporate Asset Finance Company, LLC                   1.94%     12/10/2004       24,947,458
     25,000,000 Corporate Receivables Corporation                      1.80%      11/8/2004       24,991,250
                Funding, LLC
     30,000,000 Corporate Receivables Corporation                      1.80%     11/30/2004       29,956,500
                Funding, LLC
      8,000,000 Corporate Receivables Corporation                      2.02%      12/3/2004        7,986,631
                Funding, LLC
     30,000,000 Corporate Receivables Corporation                      1.88%     12/14/2004       29,932,633
                Funding, LLC
     20,000,000 Credit Suisse First Boston, Inc. (c)                   1.76%     11/26/2004       20,002,567
     50,000,000 Credit Suisse First Boston, Inc.                       1.84%     11/30/2004       49,925,889
     50,000,000 CXC, LLC                                               1.83%     12/14/2004       49,890,708
     30,000,000 CXC, LLC                                               1.99%      1/10/2005       29,883,917
     30,000,000 Delaware Funding Company, LLC                          1.78%      11/3/2004       29,997,033
     25,000,000 Delaware Funding Company, LLC                          1.90%     11/29/2004       24,963,056
     50,000,000 Dexia Delaware, LLC                                    1.78%      11/4/2004       49,992,604
     10,722,000 Dexia Delaware, LLC                                    1.88%     11/26/2004       10,708,002
     25,000,000 Dexia Delaware, LLC                                    1.92%     12/31/2004       24,920,208
      9,400,000 Duke University                                        1.86%      12/1/2004        9,385,430
     17,000,000 Edison Asset Securitization, LLC                       1.85%      12/3/2004       16,972,044
     25,000,000 Edison Asset Securitization, LLC                       2.02%       2/4/2005       24,866,736
     20,000,000 Edison Asset Securitization, LLC                       2.00%      3/21/2005       19,844,444
     25,000,000 Falcon Asset Securitization Corporation                1.78%      11/1/2004       25,000,000
     12,038,000 Falcon Asset Securitization Corporation                1.90%     11/19/2004       12,026,564
     16,400,000 Falcon Asset Securitization Corporation                1.90%     11/29/2004       16,375,764
     20,000,000 Falcon Asset Securitization Corporation                1.82%     12/15/2004       19,955,511
      4,400,000 Federal Home Loan Bank                          Zero Coupon      11/10/2004        4,398,086
      6,000,000 Federal Home Loan Bank                                 2.00%     11/15/2004        6,000,134
     13,700,000 Federal Home Loan Bank (c)                             1.79%     11/16/2004       13,695,084
     32,585,000 Federal Home Loan Bank (c)                             1.97%     12/15/2004       32,582,561
     20,000,000 Federal Home Loan Bank (c)                             1.84%     12/21/2004       19,997,327
      9,000,000 Federal Home Loan Bank                                 1.50%      8/26/2005        8,936,992
     13,000,000 Federal Home Loan Bank                                 2.50%      11/2/2005       13,000,000
     25,322,000 Federal Home Loan Bank                          Zero Coupon      11/12/2004       25,308,537
                Discount Notes
     14,900,000 Federal Home Loan Mortgage                      Zero Coupon       11/8/2004       14,894,901
                Corporation
     40,910,000 Federal Home Loan Mortgage                      Zero Coupon       11/9/2004       40,894,153
                Corporation
     41,335,000 Federal Home Loan Mortgage                      Zero Coupon       12/7/2004       41,260,170
                Corporation
     20,000,000 Federal Home Loan Mortgage                      Zero Coupon      12/14/2004       19,957,239
                Corporation
     25,000,000 Federal Home Loan Mortgage                      Zero Coupon       3/15/2005       24,817,611
                Corporation
     25,000,000 Federal Home Loan Mortgage                      Zero Coupon       4/25/2005       24,760,590
                Corporation
     25,000,000 Federal Home Loan Mortgage                      Zero Coupon        5/2/2005       24,747,222
                Corporation
     25,000,000 Federal Home Loan Mortgage                      Zero Coupon       5/16/2005       24,722,333
                Corporation
     23,000,000 Federal Home Loan Mortgage                      Zero Coupon        8/5/2005       22,622,164
                Corporation
     30,000,000 Federal Home Loan Mortgage                      Zero Coupon       12/1/2004       29,953,750
                Corporation Discount Notes
      5,206,000 Federal National Mortgage                       Zero Coupon       11/1/2004        5,206,000
                Association
     30,000,000 Federal National Mortgage                       Zero Coupon      11/12/2004       29,983,958
                Association
     25,000,000 Federal National Mortgage                       Zero Coupon      11/23/2004       24,972,500
                Association
      5,044,000 Federal National Mortgage                       Zero Coupon       12/8/2004        5,034,565
                Association
     57,000,000 Federal National Mortgage                       Zero Coupon      12/15/2004       56,873,759
                Association (d)
     25,000,000 Federal National Mortgage                              1.96%      1/21/2005       24,982,818
                Association (c)
      7,000,000 Federal National Mortgage                       Zero Coupon      11/10/2004        6,996,955
                Association Discount Notes
     25,000,000 Federal National Mortgage                       Zero Coupon      11/19/2004       24,977,500
                Association Discount Notes
     25,000,000 Federal National Mortgage                       Zero Coupon      11/22/2004       24,973,312
                Association Discount Notes
     25,000,000 Federal National Mortgage                       Zero Coupon      12/31/2004       24,920,833
                Association Discount Notes
     21,431,000 Federal National Mortgage                       Zero Coupon       4/29/2005       21,216,815
                Association Discount Notes
     50,000,000 Fifth Third Bancorp (c,e)                              1.89%     11/23/2004       50,000,000
     30,000,000 Fountain Square Commercial Funding                     1.85%     11/19/2004       29,972,325
                Corporation
     25,000,000 Fountain Square Commercial Funding                     1.87%     11/23/2004       24,971,431
                Corporation
     30,000,000 Galaxy Funding, Inc.                                   1.87%     11/22/2004       29,967,275
     25,000,000 Galaxy Funding, Inc.                                   1.91%     11/30/2004       24,961,535
     25,000,000 General Electric Capital Corporation                   1.74%      11/3/2004       24,997,583
      3,300,000 General Electric Capital Corporation                   1.79%      11/9/2004        3,298,687
     30,000,000 General Electric Capital Corporation                   1.97%     12/10/2004       29,935,975
      2,000,000 General Electric Capital Corporation                   4.25%      1/28/2005        2,010,038
     50,000,000 Govco, Inc.                                            1.76%      11/1/2004       50,000,000
     25,000,000 Govco, Inc.                                            1.79%      11/9/2004       24,990,056
     25,000,000 Govco, Inc.                                            2.10%      1/28/2005       24,871,667
     11,770,000 Greenwich Capital Holdings, Inc.                       1.88%      11/1/2004       11,770,000
      8,000,000 Harley-Davidson Funding Corporation                    1.76%     11/10/2004        7,996,480
     30,000,000 Household Finance Corporation                          1.76%      11/3/2004       29,997,067
     30,000,000 Household Finance Corporation                          1.77%      11/9/2004       29,988,200
     30,000,000 Household Finance Corporation                          1.84%     11/18/2004       29,973,933
     28,000,000 Independence Funding, LLC                              1.89%     11/24/2004       27,966,190
     15,369,000 Jupiter Securitization Corporation                     1.80%     11/12/2004       15,360,547
     15,808,000 Jupiter Securitization Corporation                     1.85%     11/17/2004       15,795,002
     25,000,000 Jupiter Securitization Corporation                     1.93%      12/3/2004       24,957,111
     18,367,000 Kitty Hawk Funding Corporation                         1.77%     11/15/2004       18,354,357
     21,500,000 Lehman Brothers Holdings, Inc. (c)                     2.19%      1/24/2005       21,520,775
     98,672,183 Merrill Lynch Premier Institutional                    1.70%           N/A        98,672,183
                Money Market Fund
      4,050,000 MLTC Funding, Inc.                                     1.90%     11/23/2004        4,045,298
    100,000,000 Morgan Stanley Institutional                           1.75%           N/A       100,000,000
                Liquidity Fund
      3,600,000 Nestle Finance France SA                               1.75%      11/2/2004        3,599,825
     50,000,000 Nieuw Amsterdam Receivables                            1.91%     11/29/2004       49,926,500
                Corporation
     20,227,000 Nieuw Amsterdam Receivables                            1.90%     12/20/2004       20,174,691
                Corporation
     25,000,000 Nieuw Amsterdam Receivables                            2.09%      1/25/2005       24,876,632
                Corporation
      5,000,000 Northwestern University                                1.79%      11/3/2004        4,999,503
      5,000,000 Northwestern University                                1.85%     11/19/2004        4,995,375
      5,000,000 Northwestern University                                1.79%     11/22/2004        4,994,779
      5,000,000 Northwestern University                                1.80%     11/24/2004        4,994,250
      5,000,000 Northwestern University                                1.92%     12/14/2004        4,988,533
      5,000,000 Northwestern University                                1.93%     12/21/2004        4,986,597
      5,000,000 Nyala Funding, LLC                                     1.88%     11/15/2004        4,996,364
     23,326,000 Old Line Funding, LLC                                  1.80%     11/22/2004       23,301,508
     10,855,000 Old Line Funding, LLC                                  1.88%     11/24/2004       10,841,962
     25,212,000 Old Line Funding, LLC                                  1.90%      12/1/2004       25,172,081
     30,000,000 Old Line Funding, LLC                                  1.90%     12/20/2004       29,924,050
     12,500,000 Park Avenue Receivables Corporation                    1.79%     11/10/2004       12,494,406
     17,200,000 Park Avenue Receivables Corporation                    1.85%     11/19/2004       17,184,090
     32,544,000 Park Avenue Receivables Corporation                    1.86%     11/23/2004       32,507,008
     30,000,000 Park Avenue Receivables Corporation                    1.87%     11/24/2004       29,964,158
     25,000,000 Park Avenue Receivables Corporation                    1.94%     12/13/2004       24,943,417
     20,000,000 Preferred Receivables Funding Corporation              1.85%     11/16/2004       19,984,583
     30,000,000 Preferred Receivables Funding Corporation              1.95%     11/30/2004       29,952,875
     10,000,000 Private Export Funding Corporation                     1.90%     12/27/2004        9,970,444
     25,000,000 Procter & Gamble Company                               1.84%     11/18/2004       24,978,278
      8,953,000 Ranger Funding Company, LLC                            1.79%      11/8/2004        8,949,884
      6,828,000 River Fuel Trust No. 1                                 1.80%      11/1/2004        6,828,000
     25,000,000 Royal Bank of Scotland plc                             1.81%     11/24/2004       24,971,090
     25,000,000 Sheffield Receivables Corporation                      1.79%      11/9/2004       24,990,056
     25,000,000 Sheffield Receivables Corporation                      1.79%     11/10/2004       24,988,813
     30,000,000 Sheffield Receivables Corporation                      1.84%     11/16/2004       29,977,000
     49,000,000 Shell Finance (UK) plc                                 1.83%     12/13/2004       48,895,385
     64,850,000 Societe Generale                                       1.75%      11/1/2004       64,850,000
      8,700,000 Stadshypotek Delaware, Inc.                            1.78%      11/8/2004        8,696,989
     40,000,000 Stadshypotek Delaware, Inc.                            1.78%     11/22/2004       39,958,467
      6,100,000 Stadshypotek Delaware, Inc.                            2.00%     12/14/2004        6,085,428
     26,159,000 Starfish Global Funding LLC                            1.79%      11/5/2004       26,153,797
     60,000,000 Suntrust Banks, Inc.                                   1.75%      11/1/2004       60,000,000
     25,000,000 Svenska Handelsbanken NY (c)                           1.81%     11/17/2004       24,989,480
     50,000,000 Swiss RE Financial Products                            1.83%     12/16/2004       49,885,625
     10,392,000 Three Pillars, Inc.                                    1.85%     11/15/2004       10,384,523
     25,000,000 Three Pillars, Inc.                                    1.86%     11/17/2004       24,979,333
     23,715,000 Three Pillars, Inc.                                    2.15%       4/7/2005       23,492,639
     14,876,000 Thunder Bay Funding, Inc.                              1.77%      11/2/2004       14,875,268
     11,545,000 Thunder Bay Funding, Inc.                              1.77%      11/3/2004       11,543,865
     22,477,000 Thunder Bay Funding, Inc.                              1.76%      11/5/2004       22,472,605
     15,000,000 Thunder Bay Funding, Inc.                              1.95%     12/20/2004       14,960,188
     31,000,000 Total Capital SA                                       1.84%     11/19/2004       30,971,480
     25,000,000 Toyota Credit Puerto Rico                              1.74%      11/2/2004       24,998,792
     25,000,000 Toyota Credit Puerto Rico                              1.76%      11/3/2004       24,997,555
     20,000,000 Toyota Credit Puerto Rico                              1.77%      11/8/2004       19,993,117
     20,000,000 Toyota Credit Puerto Rico                              1.78%      11/9/2004       19,992,089
     20,000,000 Toyota Credit Puerto Rico                              1.76%     11/15/2004       19,986,311
     12,500,000 Toyota Credit Puerto Rico                              1.89%     11/29/2004       12,481,625
     30,000,000 Triple A-1 Funding Corporation                         1.81%     11/16/2004       29,977,375
      9,735,000 Triple A-1 Funding Corporation                         1.83%     11/22/2004        9,724,608
      7,981,000 Triple A-1 Funding Corporation                         1.82%     11/23/2004        7,972,123
     30,000,000 Tulip Funding Corporation                              1.80%      11/1/2004       30,000,000
     30,000,000 Tulip Funding Corporation                              1.88%     11/22/2004       29,967,100
     40,492,000 Tulip Funding Corporation                              1.89%     11/26/2004       40,438,854
      6,939,000 Tulip Funding Corporation                              1.94%     11/29/2004        6,928,530
     10,876,000 Tulip Funding Corporation                              1.88%      12/1/2004       10,858,961
     50,000,000 Wal-Mart Funding Corporation                           1.85%     11/17/2004       49,958,889
     25,000,000 Wells Fargo Bank                                       1.90%     11/30/2004       25,000,000
     20,000,000 Windmill Funding Corporation                           1.85%     11/18/2004       19,982,528
     25,000,000 Windmill Funding Corporation                           1.92%      12/6/2004       24,953,333
     10,000,000 Windmill Funding Corporation                           1.93%      12/7/2004        9,980,700
     10,000,000 Windmill Funding Corporation                           1.88%     12/15/2004        9,977,022
      6,600,000 Windmill Funding Corporation                           1.93%     12/29/2004        6,579,478
------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments
                (at amortized cost)                                                           $3,996,117,371
------------------------------------------------------------------------------------------------------------
                Total Investments
                (cost $3,996,117,371)                                                         $3,996,117,371
------------------------------------------------------------------------------------------------------------



(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Earmarked as collateral for long settling trades as discussed in the notes to the financial statements.

(e) Denotes investments purchased on a when-issued basis.

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2004

Thrivent Financial Securities Lending Trust

-------------------------------------------------------------------
Assets
Investments at cost                                  $3,996,117,371
Investments at value                                  3,996,117,371
Cash                                                          3,738
Dividend and interest receivable                            689,433
Receivable for trust shares sold                         12,187,342
-------------------------------------------------------------------
Total Assets                                          4,008,997,884
===================================================================

Liabilities
Distributions Payable                                     5,842,333
Accrued expenses                                             14,986
Payable for investments purchased                        50,000,000
Payable for trust shares redeemed                        10,659,219
Payable to affiliate                                        134,085
-------------------------------------------------------------------
Total Liabilities                                        66,650,623
===================================================================

Net Assets
Trust Capital (beneficial interest)                   3,942,341,699
Accumulated undistributed net realized gain
on investments                                                5,562
-------------------------------------------------------------------
Total Net Assets                                     $3,942,347,261
===================================================================
Net Assets                                           $3,942,347,261
Shares of beneficial interest outstanding             3,942,341,699
Net asset value per share                                     $1.00

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPTEMBER 16, 2004 (INCEPTION) TO OCTOBER 31, 2004

Thrivent Financial Securities Lending Trust

-------------------------------------------------------------------
Investment Income
Taxable interest                                         $8,282,329
Dividends                                                   283,994
-------------------------------------------------------------------
Total Investment Income                                   8,566,323
===================================================================

Expenses
Adviser fee                                                 210,952
Accounting and pricing fees                                   7,032
Audit and legal fees                                         13,570
Custody fees                                                  9,103
Transfer agent fees                                           8,330
Trustees' fees and insurance expenses                         3,494
Other expenses                                                  630
Total Expenses Before Reimbursement                         253,111
===================================================================

Less:
Reimbursement from adviser                                  (18,724)
-------------------------------------------------------------------
Total Net Expenses                                          234,387

Net Investment Income                                     8,331,936
===================================================================

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains on investments                             5,562
-------------------------------------------------------------------
Net Realized and Unrealized Gains on Investments              5,562
===================================================================

Net Increase in Net Assets Resulting From Operations     $8,337,498
===================================================================

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

                                                        Period From
                                                          9/16/2004
                                                     (inception) to
                                                         10/31/2004
-------------------------------------------------------------------
Operations
Net investment income                                    $8,331,936
Net realized gains on investments                             5,562
Net Increase in Net Assets Resulting
From Operations                                           8,337,498
-------------------------------------------------------------------

Distributions to Shareholders
-------------------------------------------------------------------
From net investment income                               (8,331,936)
Total Distributions to Shareholders                      (8,331,936)

-------------------------------------------------------------------
Trust Share Transactions                              3,942,341,699
===================================================================

Net Increase in Net Assets                            3,942,347,261
===================================================================

Net Assets Beginning of Period                                    0
===================================================================

Net Assets End of Period                             $3,942,347,261
===================================================================

The accompanying notes to the financial statements are an integral part of this statement.



NOTES TO FINANCIAL STATEMENTS
AS OF OCTOBER 31, 2004

Thrivent Financial Securities Lending Trust

A. Organization

The Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 25, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from Affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation - Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost intially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Federal Income Taxes -- The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust accordingly anticipates paying no Federal income taxes and no Federal income tax provision was required.

Fees Paid Indirectly -- The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders -- Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from these estimates.

Other -- For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital. No reclassifications were necessary at October 31, 2004.

C. Investment Advisory Management Fees and Transactions with Related
Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with Thrivent Financial for Lutherans or the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received zero dollars in fees from the Trust for the period from September 16, 2004 (inception) to October 31, 2004. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Certain officers and non-independent trustees of the Trust are officers of Thrivent Financial for Lutherans; however, they receive no compensation from the Trust.

The Adviser has voluntarily reimbursed the Trust for all expenses in excess of 0.05% of average daily net assets since inception.

D. Federal Income Tax Information

The cost basis of the investments is the same for financial reporting purposes and Federal income tax purposes.

During the period from September 16, 2004 (inception) to October 31, 2004, The Trust distributed $8,331,936 from ordinary income.

At October 31, 2004, undistributed ordinary income for tax purposes was $5,830.

E. Trust Transactions

Transactions in trust shares for the period from September 16, 2004 (inception) to October 31, 2004, were as follows:

                                         Shares               Amount
                                     10/31/2004           10/31/2004
                                  -------------       --------------
Shares sold                       4,630,139,403       $4,630,139,403
Shares redeemed                    (687,797,704)        (687,797,704)
Net Change in Trust Shares        3,942,341,699       $3,942,341,699
                                  =============       ==============

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

                                                        Period From
                                                          9/16/2004
                                                         (inception)
                                                      To 10/31/2004
-------------------------------------------------------------------
Net asset value: Beginning
of Period                                                     $1.00

Income from Investment Operations
Net investment income                                          0.00
-------------------------------------------------------------------
Total from Investment Operations                               0.00
===================================================================

Distributions from:

Net investment income                                         (0.00)

-------------------------------------------------------------------
Total Distributions                                           (0.00)
===================================================================

Net asset value: End of Period                                $1.00
===================================================================
Total return (c)                                               0.22%
Net assets: end of period (in thousands)                   $3,942.3
Ratio of expenses to average net assets (d)                    0.05%
Ratio of net investment income to average net assets (d)       1.80%
Portfolio turnover rate                                         N/A
If the Fund had paid all its expenses without the
advisors voluntary expense reimbursement, the
ratios would have been as follows:
Ratio of expenses to average net assets (d)                    0.05%
Ratio of net investment income to average net assets (d)       1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

The accompanying notes to the financial statements are an integral part of this schedule.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust's Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust's Forms N-Q by calling 1-800-947-4836. The Trust's Forms N-Q also are available on the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC's Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and officers of the Trust.

IN ADDITION TO SERVING AS A TRUSTEE OF THE TRUST, EACH TRUSTEE ALSO SERVES
AS:

* DIRECTOR OF THRIVENT SERIES FUND, INC., A REGISTERED INVESTMENT COMPANY CONSISTING OF 26 PORTFOLIOS THAT SERVE AS UNDERLYING FUNDS FOR VARIABLE CONTRACTS ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS ("THRIVENT
  FINANCIAL") AND THRIVENT LIFE INSURANCE COMPANY ("TLIC") AND INVESTMENT OPTIONS IN THE RETIREMENT PLAN OFFERED BY THRIVENT FINANCIAL.

* TRUSTEE OF THRIVENT MUTUAL FUNDS, A REGISTERED INVESTMENT COMPANY CONSISTING OF 24 PORTFOLIOS

THE 24 SERIES OF THRIVENT MUTUAL FUNDS, 26 PORTFOLIOS OF THRIVENT SERIES FUND, INC., AND THRIVENT FINANCIAL SECURITIES LENDING TRUST ARE REFERRED TO HEREIN AS THE "INVESTMENT COMPANY COMPLEX."

THE STATEMENT OF INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND IS AVAILABLE, WITHOUT CHARGE, BY CALLING 1-800-847-4836.

<CAPTON>

Interested
Trustee(1)

                                          Number of
                                          Portfolios
                                          in Fund
                     Position with Trust  Complex
Name, Address and    and Length of        Overseen by  Principal Occupation During
Age                  Service(2)           Trustee      the Past 5 Years               Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Pamela J. Moret      President  and       51           Executive Vice President,      Director, Lutheran World Relief; Director,
625 Fourth Avenue    Trustee since 2004                Marketing and Products,        Minnesota Public Radio
South                                                  Thrivent Financial  since
Minneapolis, MN                                        2002; Senior Vice President,
Age 48                                                 Products, American Express
                                                       Financial Advisors from 2000
                                                       to 2001; Vice President,
                                                       Variable Assets, American
                                                       Express Financial Advisors
                                                       from 1996 to 2000


Independent
Trustees(3)

                                          Number of
                                          Portfolios
                                          in Fund
                     Position with Trust  Complex
Name, Address and    and Length of        Overseen by  Principal Occupation During
Age                  Service(2)           Trustee      the Past 5 Years               Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell  Trustee since 2004   51           President, Carthage College    Director, National Association of
625 Fourth Avenue                                                                     Independent Colleges and Universities,
South                                                                                 Director, Johnson Family Funds, Inc., an
Minneapolis, MN                                                                       investment company consisting  of four
Age 65                                                                                portfolios;  Director, Kenosha Hospital and
                                                                                      Medical Center Board; Prairie School Board;
                                                                                      United Health Systems Board

Herbert F.           Lead Trustee since   51           Management consultant to       None
Eggerding, Jr.       2004                              several privately owned
625 Fourth Avenue                                      companies
South
Minneapolis, MN
Age 67

Noel K. Estenson     Trustee since 2004   51           Retired; previously President  None
625 Fourth Avenue                                      and Chief Executive Officer,
South                                                  CenexHarvestStates (farm
Minneapolis, MN                                        supply and marketing and food
Age 65                                                 business)

Richard L. Gady      Trustee since 2004   51           Retired; previously Vice       Director, International Agricultural
625 Fourth Avenue                                      President, Public Affairs and  Marketing Association
South                                                  Chief Economist, Conagra,
Minneapolis, MN                                        Inc. (agribusiness)
Age 61

Connie M. Levi       Trustee since 2004   51           Retired                        Director, Norstan, Inc.
625 Fourth Avenue
South
Minneapolis, MN
Age 65

Edward W. Smeds      Chairman and         51           Retired                        Chairman of Carthage College Board
625 Fourth Avenue    Trustee since 2004
South
Minneapolis, MN
Age 68



EXECUTIVE OFFICERS

<CAPTON>

                               Position with Trust and
Name, Address and Age          Length of Service(2)           Principal Occupation During the Past 5 Years
Pamela J. Moret                President since 2004           Executive Vice President, Marketing and Products, Thrivent
625 Fourth Avenue South                                       Financial  since 2002; Senior Vice President, Products, American
Minneapolis, MN                                               Express Financial Advisors from 2000 to 2001; Vice President,
Age 48                                                        Variable Assets, American Express Financial Advisors from 1996 to 2000

James E. Nelson                Secretary since 2004           Vice President, Securities Law, Thrivent Financial since 2001;
625 Fourth Avenue South                                       Counsel and head of Insurance Practice Group, Law Division of
Minneapolis, MN                                               ING ReliaStar (formerly ReliaStar Financial Corp.) from 1998 to
Age 44                                                        2001

Katie S. Kloster               Vice President and Chief       Vice President and Rule 38a-1  Chief Compliance Officer,since
625 Fourth Avenue South        Compliance Officer  since      2004; previously  Vice President and Comptroller of Thrivent
Minneapolis, MN                2004                           Financial.
Age 39

Russell W. Swansen             Vice President since 2004      Chief Investment Officer,  Thrivent Financial,  since 2004;
625 Fourth Avenue South                                       Managing Director, Colonade Advisors, LLC, from 2001 to 2003,
Minneapolis, MN                                               President and Chief Investment Officer of PPM American from 1999
Age 47                                                        to 2000

Frederick P. Johnson           Vice President since 2004      Vice President, Investment Operations, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 42

Thomas R Mischka               Vice President and Anti-Money  Vice President of Divisional Support Services, Thrivent
4321 North Ballard Road        Laundering Officer since 2004  Financial
Appleton, WI
Age  45

John C. Bjork                  Assistant Secretary since      Senior Counsel, Thrivent Financial
625 Fourth Avenue South        2004
Minneapolis, MN
Age 51

Marlene J. Nogle               Assistant Secretary since      Senior Counsel, Thrivent Financial
625 Fourth Avenue South        2004
Minneapolis, MN
Age 57

Todd J. Kelly                  Assistant Treasurer since      Director,  Fund Accounting Operations, Thrivent Financial
4321 North Ballard Road        2004
Appleton, WI
Age 35

Gerard V. Vaillancourt         Assistant Treasurer since      Director, Fund Accounting Administration, Thrivent Financial
625 Fourth Avenue South        2004                           since 2002; Manager--Portfolio Compliance, Lutheran Brotherhood
Minneapolis, MN                                               from 2001 to 2002; Manager--Fund Accounting, Minnesota Life from
Age 37                                                        2000 to 2001; Supervisor--Securities Accounting, Lutheran
                                                              Brotherhood from 1998 to 2000



(1) "Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.

(2) Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

(3) The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as "Independent Trustees."

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Funds, including investment policies, charges and expenses.



[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com  e-mail: mail@thrivent.com  800-THRIVENT (800-847-4836)




Item 2. Code of Ethics
----------------------

Registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant's Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer. No amendments were approved or waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert
----------------------------------------

Registrant's Board of Trustees has determined that Herbert F. Eggerding, Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services
----------------------------------------------

(a) Audit Fees

The aggregate fees billed by registrant's independent public accountants, PricewaterhouseCoopers LLP ("PwC"), for the period covered by this report for professional services rendered in connection with the audit of registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $8,000 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for the period covered by this report for assurance and other services which are reasonably related to the performance of registrant's audit and are not reported under Item 4(a) were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for the period covered by this report for tax compliance, tax advice, and tax planning services were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004. The aggregate tax fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004.

(d) All Other Fees

The aggregate fees PwC billed to registrant for the period covered by this report for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004.

(e) Registrant's audit and compliance committee charter, adopted in August 2004, provides that the audit and compliance committee (comprised of the independent directors of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit and compliance committee reports to the Board of Trustees ("Board") regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are independent trustees) must approve the auditor at an in-person meeting. The audit and compliance committee also is responsible for pre-approval (subject to the de minimus exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934, as amended) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant's audit and compliance committee charter also permits a designated member of the audit and compliance committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the audit committee at the next meeting of the audit and compliance committee. Registrant's audit and compliance committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for the fiscal period from August 25, 2004 (the effective date of the Trust's registration) through October 31, 2004 were $0.

(h) Registrant's audit and compliance committee has considered the non-audit services provided to the registrant and registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser as described above and determined that these services do not compromise PwC's independence.

Item 5. Audit Committee of Listed Registrants
---------------------------------------------

Not applicable.

Item 6. Schedule of Investments
-------------------------------

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
-------------------------------------------------------------------------
Management Investment Companies
-------------------------------

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment
-------------------------------------------------------------------------
Company and Affiliated Purchasers.
----------------------------------

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders
-----------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 10. Controls and Procedures
--------------------------------

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no changes in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 11. Exhibits
-----------------

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.



                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

January 7, 2005                                  THRIVENT FINANCIAL
                                                SECURITIES LENDING TRUST

                                                By: /s/ Pamela J. Moret
                                                    -----------------------
                                                    Pamela J. Moret
                                                    President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

January 7, 2005                                  By: /s/ Pamela J. Moret
                                                    -----------------------
                                                    Pamela J. Moret
                                                    President

January 7, 2005                                  By: /s/ Randall L. Boushek
                                                    -----------------------
                                                    Randall L. Boushek
                                                    Treasurer